Organization and Description of Business (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended					12 Months Ended
	Dec. 06, 2017	Jan. 30, 2019	Jan. 29, 2019	Aug. 08, 2018	Sep. 29, 2015	Sep. 21, 2005	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2017	Oct. 23, 2017	May 31, 2016
Organization and Description of Business (Textual)
Accumulated deficit							$ (19,390)	$ (18,070)	$ (24,543)
Negative working capital							3,752		3,846
Cash and cash equivalents							$ 16	$ 154	$ 343	$ 65	$ 93
Reverse stock split, description				(i) every three hundred shares of common stock have been combined into one share of common stock; (ii) the number of shares of common stock underlying each common stock option, common stock warrant or any other convertible instrument of the Company have been proportionately decreased on a 300-for-1 basis, and the exercise price of each such outstanding stock option, common warrant or any other convertible instrument of the Company have been proportionately increased on a 300-for-1 basis. Accordingly, all option numbers, share numbers, warrant numbers, share prices, warrant prices, exercise prices and losses per share have been adjusted within these consolidated financial statements, on a retroactive basis, to reflect this 300-for-1 reverse stock split.
Common stock, par value							$ 0.001	$ 0.001	$ 0.001
Asset impairment charges								$ 583
Impairment related to goodwill								$ 1,334
Limecom [Member]
Organization and Description of Business (Textual)
Asset impairment charges		$ 1,917
Impairment related to goodwill		1,334
Impairment of intangible assets		$ 583
Warrant [Member]
Organization and Description of Business (Textual)
Business acquisition, description							CIMA exercised its option to convert the Convertible Promissory Note into 1,757,478 shares of Common Stock of the Company, which constitutes 25% of the issued and outstanding shares of Common Stock of the Company calculated on a fully diluted basis as of the same date.
Fisk Holdings, LLC [Member]
Organization and Description of Business (Textual)
Business acquisition contribute	$ 500
Business acquisition, description	Fisk will contribute 30,000 active point of sale locations for distribution of retail telecommunications and prepaid financial products and services to include, but not be limited to: prepaid general-purpose reloadable cards, prepaid gift cards, prepaid money transfer, prepaid utility payments, and other prepaid products.
Next Cala, Inc. [Member]
Organization and Description of Business (Textual)
Ownership percentage in subsidiaries						94.00%
Percentage of interests and shares received													60.00%
Limecom, Inc [Member]
Organization and Description of Business (Textual)
Percentage of interests and shares received												100.00%
Acquisition consideration					$ 3,927
Issuance of common stock, value					$ 1,295
Issuance of common stock, shares					172,683
Business acquisition, description			The Company and Heritage entered into an amendment to the Limecom Purchase Agreement (the "Amendment") under which the parties agreed to extend the right of the Company to rescind the Limecome Acquisition at its discretion, and in connection therewith to return the shares of Limecom to Heritage in consideration for the following: (a) The 138,147 shares of Common Stock previously issued to Heritage and its stockholders will not be returned to the Company, and the remaining 34,537 shares Common Stock owed to Heritage will not be issued to Heritage. Instead, it was agreed that the Company will issue an additional 90,000 shares of Common Stock as directed by Heritage. The Company also agreed to issue 20,740 shares of the Company's restricted Common Stock to several Limecom employees in exchange for salaries due to them. (b) The $1,807,000 payment due by the Company under the Limecom Purchase Agreement will be cancelled. (c) The Employment Agreement with Orlando Taddeo as International CEO of Limecom will be terminated. (d) Heritage and Limecom agreed that the intercompany loans in the amount of $231,000 will be cancelled.
Common stock, par value					$ 0.001
SDI NEXT Distribution LLC [Member]
Organization and Description of Business (Textual)
Ownership percentage in subsidiaries	51.00%
Meimoun and Mammon, LLC [Member]
Organization and Description of Business (Textual)
Ownership percentage in subsidiaries						100.00%
Next Mobile 360, Inc. [Member]
Organization and Description of Business (Textual)
Ownership percentage in subsidiaries						100.00%
NxtGn, Inc. [Member]
Organization and Description of Business (Textual)
Ownership percentage in subsidiaries						65.00%